Taxation - Summary of Income Tax Expenses (Details) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Major components of tax expense (income) [abstract]
Current income tax	¥ 634	¥ 703	¥ 255
Deferred income tax (note b)	(178)	(140)	(84)
Total income tax expense	¥ 456	¥ 563	¥ 171